3. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Of Financial Instruments Tables
Schedule of fair value measurements
Description	Level 1	Level 2	Level 3	Total	Asset/(Liability) Total

Warrants	$—	$—	$(1,548)	$(1,548)	$(1,548)